Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

A reconciliation of the provision for income taxes to the amount computed by applying the statutory federal income tax rate to the loss from operations for the years ended December 31, 2021 and 2020 is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020

Expected income tax benefit computed at the statutory rate	$(5,119,352)	$(237,366)
State income tax benefit, net of federal benefit, net of valuation allowance	-	-
Foreign rate differential	(6,232)
Foreign losses not benefited	32,407	37,278
Tax effect of:
Change in federal valuation allowance	299,385	17,151
Change in fair value of derivative liability	4,779,564	120,750
Other permanent items and tax credits	(2,491)	-
Other non-deductible expenses	22,732	79,734
Provision for income taxes	$6,013	$17,547

Schedule of Deferred Tax Assets

Net deferred tax assets are comprised of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Net operating losses	$739,168	$381,305
Foreign tax credits	63,058	57,045
Federal & state research credit carryforwards	32,602	19,430
Stock-based compensation	105,750	43,642
Valuation allowance	(940,578)	(501,422)
Net deferred tax assets	$-	$-

Schedule of Pre-tax Loss

For the years ended December 31, 2021 and 2020, domestic and foreign pre-tax losses were as follows:

	December 31, 2021	December 31, 2020

Loss before income taxes - Domestic	$24,253,224	$952,800
Loss before income taxes – Foreign	124,642	177,516
Loss before income taxes - Consolidated	$24,377,866	$1,130,316